Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2022	Dec 31, 2021
Revolving credit facility	147,666	1,273,755
2025 senior unsecured notes	404,463	377,814
2030 senior unsecured notes	529,222	—
Long-term debt	1,081,351	1,651,569

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2022	2021
Balance at January 1	1,651,569	1,933,848
Repayments on the revolving credit facility	(1,121,868)	(341,259)
Issuance of 2030 senior unsecured notes	499,037	—
Amortization of transaction costs	1,833	778
Foreign exchange	50,780	58,202
Balance at December 31	1,081,351	1,651,569

Summary of financial covenants

As at December 31, 2022, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2022	Dec 31, 2021
Consolidated total debt to consolidated EBITDA	Less than 4.0	0.51	1.61
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	0.07	1.24
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	27.10	14.78

Summary of redemption price of unsecured notes

Year	Redemption price
2022	101.406%
2023 and thereafter	100.000%

Summary of detailed information about redemption price of unsecured notes option

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

As at December 31, 2022, Vermilion had in place a bank revolving credit facility maturing May 29, 2026 with the following terms:

	As at
	Dec 31, 2022	Dec 31, 2021
Total facility amount	1,600,000	2,100,000
Amount drawn	(147,666)	(1,273,755)
Letters of credit outstanding	(13,527)	(11,035)
Unutilized capacity	1,438,807	815,210